Parent Company Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net Loss	$ (15,413,541)	$ (1,980,335)	$ (5,177,108)	$ (42,105)
Prepayments	14,103,189	1,811,981	(28,391,667)
Accruals	(155,240)	(19,945)	155,240
Net cash used in operating activities	(1,465,592)	(188,299)	(33,413,535)	(42,105)
Advance to a subsidiary	(3,151,686)	(404,929)	(811,032)
Net cash used in investing activities	(3,151,686)	(404,929)	(811,032)
Net proceeds from issue of ordinary shares			53,157,669
Repayment from a subsidiary	(8)	(1)
Advances from / (repayment to) a director	(79,834)	(10,258)	7,732	42,105
Net cash generated from financing activities	(79,842)	(10,259)	53,165,401	42,105
Net increase / (decrease) in cash and cash equivalents	(4,697,120)	(603,487)	18,940,834
Cash and cash equivalents at the beginning of the year	18,940,834	2,433,522
Cash and cash equivalents at the end of the year	14,243,714	1,830,035	18,940,834
Supplementary cash flow information
Interest received	$ 30,110	$ 3,869	$ 22,990